Information about the main subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of subsidiaries [line items]
Current assets		$ 102,434	$ 68,360
Non-current assets		251,336	173,086
Current liabilities		57,054	51,191
Non-current liabilities		221,395	141,082
Revenues		38,986	30,746	$ 15,622
Cash of operating activities		13,775	9,252	4,219
Cash of investing activities		(11,972)	(2,415)	8,640
Cash of financial activities		(2,299)	1,899	(4,647)
Net increase / (decrease) in cash and cash equivalents		$ (496)	$ 8,736	$ 8,212
Irsainversionesy Representaciones Sociedad Anonima [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	36.26%	36.24%
Current assets		$ 96,018	$ 65,492
Non-current assets		239,755	165,750
Current liabilities		46,756	46,434
Non-current liabilities		214,476	137,472
Net assets		74,541	47,336
Book value of non-controlling interests		37,120	21,472
Revenues		33,088	27,004
Net income/ (loss)		21,295	5,220
Total comprehensive income / (loss)		14,114	4,513
Total comprehensive income / (loss) attributable to non-controlling interest		6,292	2,190
Cash of operating activities		14,339	9,059
Cash of investing activities		(11,573)	(2,068)
Cash of financial activities		(3,867)	1,537
Net increase / (decrease) in cash and cash equivalents		(1,101)	8,528
Dividends distribution to non-controlling shareholders		$ (1,490)	$ (2,232)
Brasilagro [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	43.29%	43.43%
Current assets		$ 2,736	$ 804
Non-current assets		5,934	3,347
Current liabilities		1,493	739
Non-current liabilities		1,621	276
Net assets		5,556	3,136
Book value of non-controlling interests		3,151	1,774
Revenues		1,430	693
Net income/ (loss)		781	134
Total comprehensive income / (loss)		1,858	822
Total comprehensive income / (loss) attributable to non-controlling interest		1,054	76
Cash of operating activities		43	328
Cash of investing activities		(407)	(81)
Cash of financial activities		805	(307)
Net increase / (decrease) in cash and cash equivalents		441	(60)
Dividends distribution to non-controlling shareholders
Elron [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	49.70%	49.68%
Current assets		$ 1,933	$ 1,669
Non-current assets		1,610	1,183
Current liabilities		252	162
Non-current liabilities		24	10
Net assets		3,267	2,680
Book value of non-controlling interests		2,351	1,975
Revenues
Net income/ (loss)		(512)	(427)
Total comprehensive income / (loss)		(80)	(63)
Total comprehensive income / (loss) attributable to non-controlling interest		(510)	(342)
Cash of operating activities		(327)	(235)
Cash of investing activities		343	147
Cash of financial activities		(132)	(200)
Net increase / (decrease) in cash and cash equivalents		(116)	(288)
Dividends distribution to non-controlling shareholders		$ (155)	$ 106
PBC [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	35.60%	35.56%
Current assets		$ 23,655	$ 10,956
Non-current assets		108,704	64,345
Current liabilities		16,033	10,503
Non-current liabilities		90,620	49,902
Net assets		25,706	14,896
Book value of non-controlling interests		21,730	11,161
Revenues		6,183	4,877
Net income/ (loss)		2,958	886
Total comprehensive income / (loss)		(181)	(353)
Total comprehensive income / (loss) attributable to non-controlling interest		1,060	1,254
Cash of operating activities		3,073	2,470
Cash of investing activities		27	(2,208)
Cash of financial activities		(1,191)	283
Net increase / (decrease) in cash and cash equivalents		1,909	545
Dividends distribution to non-controlling shareholders		$ 717	$ (975)
Cellcom [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1],[2]	57.90%	57.74%
Current assets	[2]	$ 21,185	$ 11,209
Non-current assets	[2]	27,648	18,273
Current liabilities	[2]	12,601	8,171
Non-current liabilities	[2]	26,109	15,974
Net assets	[2]	10,123	5,337
Book value of non-controlling interests	[2]	6,391	3,706
Revenues	[2]	19,145	15,739
Net income/ (loss)	[2]	(509)	(329)
Total comprehensive income / (loss)	[2]	5
Total comprehensive income / (loss) attributable to non-controlling interest	[2]	(504)	(224)
Cash of operating activities	[2]	3,997	2,348
Cash of investing activities	[2]	(2,574)	(1,574)
Cash of financial activities	[2]	382	(1,348)
Net increase / (decrease) in cash and cash equivalents	[2]	1,805	(574)
Dividends distribution to non-controlling shareholders	[2]
IRSA CP [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	13.66%	5.39%
Current assets		$ 10,670	$ 4,515
Non-current assets		57,074	37,907
Current liabilities		2,497	1,801
Non-current liabilities		27,284	17,605
Net assets		37,963	23,016
Book value of non-controlling interests		4,995	1,194
Revenues		5,949	4,997
Net income/ (loss)		15,656	3,378
Total comprehensive income / (loss)		15,656	3,378
Total comprehensive income / (loss) attributable to non-controlling interest		556	117
Cash of operating activities		3,624	2,875
Cash of investing activities		(3,861)	(148)
Cash of financial activities		1,800	(958)
Net increase / (decrease) in cash and cash equivalents		1,563	1,769
Dividends distribution to non-controlling shareholders		$ (716)	$ (831)

[1]	Corresponds to the direct interest from the Group.
[2]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, being 46.16%, also taking into account the historic voting performance in the Shareholders Meetings